Income Taxes - Components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 245.3	$ 132.7
Change in current tax expense estimated for prior years	46.0	0.2
Current tax expense (income) and adjustments for current tax of prior periods	291.3	132.9
Deferred tax expense (recovery)
Deferred tax expense (recovery) recognized in the current year	42.4	(101.7)
Adjustments recognized in the current year with respect to prior years	(2.4)	3.4
Impact of tax rate changes	0.5	0.0
Derecognition of previously recognized deferred tax assets	18.3	3.7
Benefit from previously unrecognized losses, and other temporary differences	(12.9)	0.0
Impact of impairments on deferred tax assets and liabilities	0.0	(3.4)
Increase (decrease) in deferred tax liabilities due to tax impact of net realizable adjustments to inventories	(18.2)	11.2
Deferred tax expense	27.7	(86.8)
Income taxes expense	$ 319.0	$ 46.1